Income Taxes (Details) $ in Millions	Dec. 31, 2022 USD ($)
Income Taxes (Details) [Line Items]
Taxable income percentage	80.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Net operating loss	$ 23.9
Minimum [Member]
Income Taxes (Details) [Line Items]
Net operating loss	$ 23.9